POLICY AND CONTRACT CLAIMS - Disclosure of Net Incurred and Paid Claims Development Tables to the Liability for Claims and Claim Adjustments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,533
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,395
All outstanding liabilities before 2013, net of reinsurance	32
Liabilities for claims and claim adjustment expenses, net of reinsurance	1,170	$ 0
2013
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	460	461	$ 338	$ 463	$ 465	$ 467	$ 474	$ 481	$ 489	$ 503
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	453	454	451	449	440	431	412	375	319	$ 217
2014
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	445	445	348	447	450	448	456	462	485
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	436	435	432	426	413	387	350	300	$ 192
2015
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	463	464	368	464	469	469	475	481
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	451	447	442	431	402	359	301	$ 187
2016
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	502	504	385	509	513	518	531
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	482	474	458	438	394	333	$ 216
2017
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	562	564	420	570	578	579
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	528	512	490	456	392	$ 232
2018
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	581	648	514	683	698
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	530	565	529	467	$ 285
2019
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	618	691	557	713
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	523	531	469	$ 290
2020
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	616	671	465
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	488	468	$ 305
2021
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,061	1,116
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	823	$ 623
2022
Disclosure of actual claims compared with previous estimates [line items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,225
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 681